Warrants	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
WARRANTS
NOTE 8 — WARRANTS

As of December 31, 2021, there were 10,350,000 Public Warrants outstanding. As of December 31, 2020, there were no
Public Warrants outstanding. Public Warrants may only be exercised for a whole number of shares. No fractional warrants will be issued upon separation of the Units and only whole warrants will trade. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.
The Company will not be obligated to deliver any shares of Class A common stock pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act with respect to the Class A common stock underlying the warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No warrant will be exercisable and the Company will not be obligated to issue shares of Class A common stock upon exercise of a warrant unless the share of Class A common stock issuable upon such warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants.
The Company has agreed that as soon as practicable, but in no event later than 15 business days, after the closing of a Business Combination, it will use its best efforts to file with the SEC a registration statement covering the shares of Class A common stock issuable upon exercise of the warrants, to cause such registration statement to become effective within 60 business days following a Business Combination and to maintain a current prospectus relating to those shares of Class A common stock until the warrants expire or are redeemed, as specified in the warrant agreement. If a registration statement covering the shares of Class A common stock issuable upon exercise of the warrants is not effective by the 60 th
business day after the closing of a Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company will have failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption. Notwithstanding the above, if the Class A common stock is at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, and in the event the Company does not so elect, the Company will use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.
Once the warrants become
exercisable
, the Company may redeem the outstanding Public
Warrants:
•	in whole and not in part;

•	at a price of $0.01 per Public Warrant;

•	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

•
if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a
30-trading
day period ending three business trading days before sending the notice of redemption to warrant holders.

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of Class A common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, except as described below, the warrants will not be adjusted for issuance of Class A common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.
In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A common stock during the 20 trading day period starting on the trading day after the day on which the Company completes a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
As of December 31, 2021, there were 2,000,000 Private Placement Warrants outstanding and 750,000 Insider Warrants outstanding which are identical to the Private Placement Warrants. As of December 31, 2020 there were no Private Placement Warrants or Insider Warrants outstanding. The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that (1) the Private Placement Warrants and the Class A common stock issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or saleable until 30 days after the completion of a Business Combination, subject to certain limited exceptions, (2) the Private Placement Warrants will be exercisable on a cashless basis, (3) the Private Placement Warrants will be non-redeemable
so long as they are held by the initial purchasers or their permitted transferees, and (4) the holders of the Private Placement Warrants and the Class A common stock issuable upon the exercise of the Private Placement Warrants will have certain registration rights. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
WARRANTS
11.	WARRANTS
Preferred Stock Warrants Classified as Liabilities
The Company has outstanding warrants to purchase shares of Series
A-1,
A-2,
and
A-3
Preferred Stock. These warrants are recognized as liabilities on the consolidated balance sheets and were measured at their inception date fair value and subsequently remeasured at each reporting period with changes recorded as a component

of other income in the Company’s consolidated statement of operations.
Preferred stock warrants classified as liabilities consisted of the following as of December 31, 2020, and 2021:

	AS OF DECEMBER 31, 2020
Warrant Class	Shares	Fair Value	Issuance Date	Exercise Price	Expiration Date
Series A-1	58,127	$75	December 31, 2011	$0.15	The earlier of January 17, 2022 or a deemed liquidation or IPO

Series A-2	24,510	21	August 26, 2014	$1.53	The earlier of August 25, 2024 or the date of a qualifying acquisition

Series A-3	18,174	29	December 18, 2015	$0.23	The earlier of December 18, 2025 or a deemed liquidation or IPO

Total	100,811	$125

	AS OF DECEMBER 31, 2021
Warrant Class	Shares	Fair Value	Issuance Date	Exercise Price	Expiration Date
Series A-1	37,820	$228	December 31, 2011	$0.15	The earlier of January 17, 2022 or a deemed liquidation or IPO

Series A- 2	24,510	138	August 26, 2014	$1.53	The earlier of August 25, 2024 or the date of a qualifying acquisition

Series A-3	18,174	110	December 18, 2015	$0.23	The earlier of December 18, 2025 or a deemed liquidation or IPO
Total	80,504	$476
The Company estimated the fair value of the warrants as of December
31
,
2020
, and
2021
using the Black-Scholes option-pricing model with the following assumptions:

	As of December 31, 2020
Valuation Assumptions	Series A-1	Series A-2	Series A-3
Fair value of underlying series of preferred stock	$1.45	$1.54	$1.76
Risk free interest rate	0.10%	0.27%	0.36%
Expected volatility	88.4%	78.5%	82.4%
Estimated time (in years)	1.05	3.65	4.97

	As of December 31, 2021
Valuation Assumptions	Series A-1	Series A-2	Series A-3
Fair value of underlying series of preferred stock	$6.12	$6.13	$6.16
Risk free interest rate	0.06%	0.97%	1.12%
Expected volatility	87.6%	85.5%	84.9%
Estimated time (in years)	0.05	2.65	3.97
Preferred Stock Warrant Classified as Equity
In connection with the July 2020 issuance of Series D convertible Preferred Stock, a warrant to purchase shares of Series D Preferred Stock was issued. The holder of the warrant is entitled to purchase 874,130 shares of the Company’s Series D Preferred Stock at an exercise price of $1.8118 per share.
The warrant was determined to represent compensation for services provided by the holder and was accounte
d
for under ASC 718. The warrants were issued to the holder in relation to its role in assisting the Company with identifying the lead investor for the financing round. The warrant meets the requirements for equity classification under ASC 718 and should be measured at cost, which was determined to be equal to its grant date fair value of approximately $0.4 million. As the services related to its issuance were completed during 2020, the Company recognized the cost of the warrant during the year ended December 31, 2020. As the warrant was determined to be a direct and incremental cost of the Series D financing, the cost of the warrant was recorded as a stock issuance cost.

	Preferred Stock Warrant classified as Equity
Warrant Class	Shares	Issuance Date	Exercise Price per Share	Expiration Date
Series D preferred stock	874,130	July 24, 2020	$1.8118	The earlier of July 24, 2025 or the date of a qualifying acquisition or IPO

Common Stock Warrant classified as Liability
In connection with the equipment financing in March 2021, the Company issued a warrant to purchase
219,839
shares of the Company’s common stock at an exercise price of $
0.82
per share.
The warrant was determined to represent additional consideration provided to the lender at the closing of the financing agreement and thus considered a component of the financing transaction, and therefore was accounted for under ASC 480. The warrant meets the requirements for liability classification under ASC 480 and should be measured at cost at its inception date fair value and subsequently remeasured at the end of each reporting period, with changes recorded as a component of other income in the Company’s consolidated statement of operations.

Warrant Class	Shares	Fair Value	Issuance Date	Exercise Price	Expiration Date
Common stock	219,839	$1,188	March 29, 2021	$0.82	The earlier of March 29, 2031 or the date of a qualifying acquisition

The warrant’s fair value upon issuance and as of December 31 2021 was estimated to be approximately $0.1 million and $1.2 million, respectively, and was measured using a Black-Scholes option-pricing model with the following assumptions:

Valuation Assumptions	At Issuance (as of March 29, 2021)	As of December 31, 2021
Fair value of common stock	$0.82	$5.89
Risk free interest rate	1.73%	1.52%
Expected volatility	72.10%	63.30%
Expected term (in years)	10.00	9.25
In connection with Loan Agreement the Company entered into with Horizon Technology Finance Corporation and Powerscourt Investments XXV, LP in December 2021, the Company committed to issue the lender a warrant to purchase shares of the Company’s common stock which was issued subsequent to year-end. The Company valued the commitment to issue warrants using the Black-Scholes option pricing model adjusted based on probability of issuance as of year-end and determined the fair value to be $0.5 million as of December 31, 2021. The significant inputs used to determine fair value are 1.5% risk free interest rate, 59.6% annualized volatility, 10 year term and $5.26 strike price.
Common Stock Warrant classified as Equity
In connection
with the Loan Agreement the Company entered into with Silicon Valley Bank in June 2016, the Company issued the bank a warrant to purchase 40,000 shares of the Company’s common stock at an exercise price per share of $0.22 (the “Common Warrant”). The Common Warrant will be exercisable for ten years from the date of issuance. The Common Warrant was determined to represent additional consideration for services provided by the lender, rather than a component of the financing transaction, and therefore was accounted for under ASC 718. The Common Warrant meets the requirements for equity classification under ASC 718 and is
measured at cost, which was determined to be equal to its grant date fair value of approximately $5 thousand.
In
connection
with
the term loan obtained in September 2021 from SVB, the Company authorized a warrant to SVB to purchase up to
51,724 shares of the Company’s common stock at an exercise price per share of $1.74
(the “2021 Common Warrant”). As of December 31, 2021, the warrant is exercisable for up to
34,483
shares of common stock. The 2021 Common Warrant is classified as a component of permanent equity because it is a freestanding financial instrument that is legally detachable and separately exercisable from the debt instrument with which it was issued, is immediately exercisable, does not embody an obligation for the Company to repurchase its shares, and permits the holder to receive a fixed number of shares of common stock upon exercise. The Company valued the 2021 Common Warrant at issuance using the Black-Scholes option pricing model and determined the fair value of the 2021 Common Warrant to be approximately
$0.2 million.

Common stock warrant classified as a component of permanent equity consisted of the following at December 31, 2021:

As of December 31, 2021
Warrant Class	Shares	Issuance Date	Exercise Price per Share	Expiration Date
Common stock warrant	40,000	June 14, 2016	$0.22	The earlier of June 13, 2026 or the date of a qualifying acquisition

Common stock warrant	51,724	September 22, 2021	$1.74	The earlier of September 21, 2031 or the date of a qualifying acquisition

Total	91,724

During the years ended December 31, 2020
and 2021
there were no exercises of existing common
stock warrants.